Other (Income)/Deductions - Net - Footnotes - Finite-Lived Intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	[1]	Dec. 31, 2014	Dec. 31, 2013
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived	$ 120		$ 159	$ 394
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived				$ 73

[1]	Reflects intangible assets written down to fair value in 2015. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product and the impact of technological risk associated with IPR&D assets; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.